CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,024,054	$ 5,242,789	$ 6,578,260
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	331,336	383,827	282,838
Amortization of intangible assets	11,355	14,434	10,369
Amortization of right-of-use assets	95,695	85,995	0
(Recovery from) Provision for credit loss ,net	(88,221)	471,454	(1,865,622)
Loss on disposal of a subsidiary	0	13,162	0
Loss on disposal of equipment	119,069	0	0
Deferred tax expense	46,745	33,323	303,049
Change in operating assets and liabilities
Accounts receivable	(9,240,652)	(7,364,305)	(453,313)
Other receivables	(247,609)	(119,353)	50,253
Employee advances-related parties	0	0	28,378
Contract assets	(13,579,514)	(12,154,800)	(10,936,944)
Contract costs	889,180	740,644	8,680
Deferred costs	45,194	(47,348)	0
Prepayments and other current assets	1,735,536	1,267,770	(1,189,385)
Accounts payable	9,216,778	5,627,716	5,852,143
Other payables and accrued liabilities	(45,075)	58,676	463,911
Contract liabilities	(280)	3,520	0
Lease liabilities	(91,010)	(75,365)	0
Taxes payable	644,753	1,345,081	737,744
Net cash used in operating activities	(3,132,666)	(4,472,780)	(129,639)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(21,550)	(53,187)	(101,279)
Cash received from disposal of equipment	38,379	0	0
Purchases of intangible assets	0	(33,754)	0
Repayments from third parties	56,764	0	1,578,067
Repayments from related parties	169,993	0	356,049
Loan to related parties	0	(7,511)	0
Net cash provided by (used in) investing activities	243,586	(94,452)	1,832,837
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of initial public offering (“IPO”) costs	(46,859)	(68,858)	(102,766)
Proceeds from short-term loans - banks	2,108,789	716,470	932,031
Repayments of short-term loans - banks	(355,840)	(891,981)	(1,212,121)
Proceeds from long-term loan - bank	255,439	187,627	155,003
Repayments of long-term loan - bank	(67,576)	(148,600)	(21,106)
Proceeds from/ (repayments of) short-term loans - third parties, net	(134,957)	113,141	(363,960)
Proceeds from other payables - related parties, net	14,191	(39,767)	(67,740)
Proceeds from (repayments of) short-term loans - related parties, net	1,216,973	3,864,710	(247,167)
Net cash provided by (used in) financing activities	2,990,160	3,732,742	(927,826)
EFFECT OF EXCHANGE RATE CHANGES	(32,842)	(100,608)	(4,106)
NET CHANGE IN CASH AND RESTRICTED CASH	68,238	(935,098)	771,266
CASH AND RESTRICTED CASH, BEGINNING OF THE YEAR	199,864	1,134,962	363,696
CASH AND RESTRICTED CASH, END OF THE YEAR	268,102	199,864	1,134,962
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	7,271	2,572	22,640
Cash paid for interest	106,130	64,658	58,709
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Initial recognition of operating right of use asset and lease liability	0	407,446	0
Recognition of other receivable from third party upon disposal of a subsidiary	$ 0	$ 4,460	$ 0